Finance income and finance costs - Schedule of Finance Income Earned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details Of Finance Income [Abstract]
Changes in the fair value of derivatives (see Note 27)	$ 194,962	$ 75,528	$ 0
Interest income from cash and cash equivalents	2,162	4,577	4,547
Interest on financial assets	204	0	0
Gain on lease termination	765	0	0
Other interest income	399	40	276
Finance income	$ 198,492	$ 80,145	$ 4,823